Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest	$ 146.8	$ 184.4
CCS - Interest	23.6	(20.7)
Interest expense	$ 170.4	$ 163.7